SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.7%
Electronic Arts, Inc.	1,070	$153,669

Interactive Media & Services – 9.3%
Alphabet, Inc., Class A(A)	139	243,941
Alphabet, Inc., Class C(A)	26	44,778
Facebook, Inc., Class A(A)	757	206,660
Pinterest, Inc., Class A(A)	471	31,052
		526,431
Total Communication Services - 12.0%		680,100
Consumer Discretionary

Automobile Manufacturers – 2.2%
Ferrari N.V.	547	125,585

Automotive Retail – 0.7%
O’Reilly Automotive, Inc.(A)	83	37,362

Footwear – 1.3%
NIKE, Inc., Class B	501	70,835

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	367	97,369

Internet & Direct Marketing Retail – 10.0%
Amazon.com, Inc.(A)	132	428,703
Booking Holdings, Inc.(A)	63	139,712
		568,415

Specialty Stores – 0.8%
Tractor Supply Co.	310	43,516

Total Consumer Discretionary - 16.7%		943,082
Consumer Staples

Personal Products – 0.6%
Estee Lauder Co., Inc. (The), Class A	125	33,306

Soft Drinks – 2.7%
Coca-Cola Co. (The)	2,789	152,931

Total Consumer Staples - 3.3%		186,237
Financials

Financial Exchanges & Data – 2.8%
Intercontinental Exchange, Inc.	713	82,187
S&P Global, Inc.	227	74,767
		156,954

Total Financials - 2.8%		156,954
Health Care

Health Care Equipment – 3.0%
Danaher Corp.	344	76,442
DexCom, Inc.(A)	48	17,768
Intuitive Surgical, Inc.(A)	96	78,195
		172,405

Health Care Supplies – 2.2%
Cooper Cos., Inc. (The)	345	125,426

Health Care Technology – 2.6%
Cerner Corp.	1,854	145,470

Life Sciences Tools & Services – 0.6%
Mettler-Toledo International, Inc.(A)	29	32,928

Managed Health Care – 2.9%
UnitedHealth Group, Inc.	471	165,053

Pharmaceuticals – 1.4%
Zoetis, Inc.	483	80,014

Total Health Care - 12.7%		721,296
Industrials

Aerospace & Defense – 0.5%
Northrop Grumman Corp.	92	28,064

Industrial Machinery – 2.1%
Stanley Black & Decker, Inc.	658	117,530

Railroads – 1.3%
Union Pacific Corp.	355	73,835

Research & Consulting Services – 1.4%
Verisk Analytics, Inc., Class A	393	81,559

Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	587	80,149

Total Industrials - 6.7%		381,137
Information Technology

Application Software – 10.6%
Adobe, Inc.(A)	352	175,926
Intuit, Inc.	436	165,764
NVIDIA Corp.	254	132,755
salesforce.com, Inc.(A)	575	128,063
		602,508

Communications Equipment – 3.1%
Motorola Solutions, Inc.	1,016	172,801

Data Processing & Outsourced Services – 9.4%
Broadridge Financial Solutions, Inc.	674	103,314
PayPal, Inc.(A)	759	177,718
Visa, Inc., Class A	1,148	251,079
		532,111

Electronic Equipment & Instruments – 1.2%
Zebra Technologies Corp., Class A(A)	182	70,077

Internet Services & Infrastructure – 2.4%
VeriSign, Inc.(A)	620	134,174

Systems Software – 9.7%
Microsoft Corp.	2,477	550,864

Technology Hardware, Storage & Peripherals – 8.8%
Apple, Inc.	3,769	500,161

Total Information Technology - 45.2%		2,562,696
Real Estate

Specialized REITs – 0.3%
Equinix, Inc.	26	18,833

Total Real Estate - 0.3%		18,833

TOTAL COMMON STOCKS – 99.7%		$5,650,335
(Cost: $2,602,985)

SHORT-TERM SECURITIES
Money Market Funds(B) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	15,488	15,488

TOTAL SHORT-TERM SECURITIES – 0.3%		$15,488
(Cost: $15,488)

TOTAL INVESTMENT SECURITIES – 100.0%		$5,665,823
(Cost: $2,618,473)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,876

NET ASSETS – 100.0%		$5,667,699

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,650,335	$—	$—
Short-Term Securities	15,488	—	—

Total	$5,665,823	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,618,473

Gross unrealized appreciation	3,049,323

Gross unrealized depreciation	(1,973)

Net unrealized appreciation	$3,047,350